December 7, 2007

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549-1004

Re:	Proxy Materials for
Putnam Master Intermediate Income Trust (Securities Act Registration no. 33-20610;
Investment Company Act File no. 811-05498)

Ladies and Gentlemen:

Pursuant to Rule 14a-6(b) under the Securities Exchange Act of 1934, we are transmitting for filing via the EDGAR system preliminary proxy materials in connection with a regular meeting of shareholders of the registrant identified above to be held on January 31, 2008.

Definitive materials are expected to be mailed to shareholders on or about January 4, 2008.

Comments on the above-referenced filing can be directed to James Clark of this office at (617) 760-8939.

Very truly yours,

/s/ Karen Ferguson
Karen Ferguson
Legal Product Specialist

cc: Ropes & Gray LLP